Schedule of Investments (unaudited) January 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 137.0%

Arizona — 4.8%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/30	$2,685	$2,892,980
Arizona IDA, RB(a):
Academies of Math & Science Projects, Series B, 4.25%, 07/01/27	495	526,814
Academics Of Math & Science Projects, 4.00%, 07/01/29	500	542,980
Doral Academy of Nevada-Fire Mesa and Red Rock Campus Projects, Series A, 3.55%, 07/15/29	1,360	1,433,522
City of Phoenix Arizona IDA, RB, Facility, Legacy Traditional Schools Project, Series A, 5.75%, 07/01/24(a)	750	810,097
City of Phoenix Arizona IDA, Refunding RB, Downtown Phoenix Student Housing, Series A:
5.00%, 07/01/25	300	352,278
5.00%, 07/01/29	175	217,245
City of Phoenix Civic Improvement Corp., RB, AMT, Series B, 5.00%, 07/01/35	4,000	5,039,640
City of Tucson Arizona, COP, Refunding, (AGC), 4.00%, 07/01/20	2,325	2,352,900
County of Maricopa Arizona IDA, Refunding RB, Honorhealth, Series A:
5.00%, 09/01/32	1,000	1,255,740
5.00%, 09/01/33	800	999,552
5.00%, 09/01/34	1,000	1,242,960
County of Maricopa IDA, Refunding RB, Legacy Traditional School Project, 4.00%, 07/01/29(a)	295	322,650
County of Pima Arizona IDA, RB, Imagine East Mesa Charter Schools Project, 5.00%, 07/01/29(a)	300	330,786
County of Pinal Arizona Electric District No. 3, Refunding RB, 5.00%, 07/01/21(b)	1,600	1,691,616
Glendale Union School District No. 205, GO, Series C (BAM):
5.00%, 07/01/24	1,945	2,205,922
5.00%, 07/01/27	500	566,520
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT:
5.00%, 07/01/27	700	759,913
5.00%, 07/01/32	1,925	2,085,429
Scottsdale IDA, Refunding RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 09/01/35	2,050	2,094,075

Security	Par (000)	Value

Arizona (continued)
University of Arizona, RB, 5.00%, 08/01/28	$2,000	$2,121,720

		29,845,339

Arkansas — 0.6%
City of Benton Arkansas, RB, 5.00%, 06/01/29	1,055	1,221,869
University of Arkansas, Refunding RB, 5.00%, 03/01/31	2,315	2,760,985

		3,982,854

California — 6.2%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 08/15/20(b)	2,135	2,181,949
California Municipal Finance Authority, RB, John Adams Academy, Series A, 4.00%, 10/01/29(a)	420	436,985
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.00%, 03/01/25	2,000	2,083,680
County of Santa Barbara California, COP, Series B, AMT, 5.25%, 12/01/33	10,330	13,352,765
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/33	6,715	8,099,499
5.00%, 06/01/35	5,785	6,913,711
San Diego County Regional Airport Authority, Refunding RB, Subordinate Revenue Bonds, AMT(c):
5.00%, 07/01/31	1,030	1,335,034
5.00%, 07/01/32	1,000	1,292,460
5.00%, 07/01/33	1,030	1,325,775
5.00%, 07/01/34	1,000	1,281,610
State of California, GO, 5.50%, 04/01/28	15	15,054

		38,318,522

Colorado — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Sub-System, Series A, 5.00%, 12/01/32	5,000	6,308,750
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series B-1, 5.00%, 11/09/22(b)	270	300,259
Commonspirit Health, Series A-2, 5.00%, 08/01/34	1,500	1,876,260
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, 5.00%, 12/01/34	500	588,660
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 3.50%, 12/01/29	515	525,882

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
University of Northern Colorado, Refunding RB, Series A, 5.00%, 06/01/31	$2,000	$2,333,780

		11,933,591

Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(b)	4,530	4,790,294
State of Connecticut, GO, Series A:
5.00%, 04/15/30	5,000	6,335,450
5.00%, 04/15/31	4,000	5,041,600
5.00%, 04/15/34	1,185	1,506,668
State of Connecticut Health & Educational Facility Authority, Refunding RB, Series G-1(a):
5.00%, 07/01/27	100	119,784
5.00%, 07/01/28	100	121,414
5.00%, 07/01/29	100	122,815
5.00%, 07/01/30	100	121,987
5.00%, 07/01/32	150	180,680
5.00%, 07/01/34	125	149,000

		18,489,692

Delaware — 0.8%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/29	880	1,060,127
5.00%, 07/01/30	1,030	1,235,732
5.00%, 07/01/31	750	895,943
5.00%, 07/01/32	375	446,111
5.00%, 07/01/33	1,190	1,409,841

		5,047,754

District of Columbia — 0.7%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects:
5.00%, 10/01/33	2,000	2,554,420
5.00%, 10/01/34	1,500	1,906,230

		4,460,650

Florida — 9.1%
Capital Region Community Development District, Refunding, Special Assessment Bonds, Series A-1:
4.13%, 05/01/23	400	408,196
4.63%, 05/01/28	500	537,815

Security	Par (000)	Value

Florida (continued)
Capital Trust Agency, Inc., RB, Series A:
Advantage Academy of Hillsborough Projects, 5.00%, 12/15/29	$400	$460,072
Renaissance Charter School, Inc., 4.00%, 06/15/29(a)	625	653,912
County of Broward Florida School Board, COP, Refunding, Series A (AGM), 5.00%, 07/01/21(b)	10,000	10,572,300
County of Charlotte Florida IDA, RB, Town & Country Utilities Project, 5.00%, 10/01/29(a)	1,000	1,115,840
County of Escambia Health Facilities Authority, Refunding RB, Health Care Facilities Revenue Bond(c):
5.00%, 08/15/33	3,385	4,302,877
5.00%, 08/15/34	2,500	3,164,125
County of Lee Florida Airport Revenue, Refunding ARB, Series A, AMT (AGM), 5.00%, 10/01/27	1,635	1,731,089
County of Lee Florida Airport Revenue, Refunding RB, Series A, AMT, 5.50%, 10/01/23	1,000	1,065,060
County of Miami-Dade Florida, RB, AMT, Series B:
6.00%, 10/01/28	3,470	4,051,988
6.00%, 10/01/29	3,480	4,060,534
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/32	5,020	5,864,766
County of Miami-Dade Florida Transit System Sales Surtax Revenue, Refunding RB, 5.00%, 07/01/32	1,500	1,639,245
County of Osceola Florida Transportation Revenue, Refunding RB, Series A-2(d):
0.00%, 10/01/28	500	414,045
0.00%, 10/01/29	800	642,968
County of Pinellas Florida IDA, RB, 2017 Foundation for Global Understanding, Inc. Project, 5.00%, 07/01/29	2,200	2,558,380
Esplanade Lake Club Community Development District, Special Assessment Bonds:
Series A-1, 3.63%, 11/01/30	370	379,413
Series A-2, 3.63%, 11/01/30	250	256,387
Florida Development Finance Corp., RB, Waste Pro USA, Inc., AMT, 5.00%, 05/01/29(a)	700	765,450

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Gulf Coast University Financing Corp., Refunding RB, Financing Corporation Housing Project:
5.00%, 02/01/33	$750	$952,275
5.00%, 02/01/34	800	1,012,840
5.00%, 02/01/35	850	1,072,538
Harbor Bay Community Development District, Refunding, Special Assessment Bonds, Series A-2:
3.30%, 05/01/29	260	261,425
3.30%, 05/01/29	700	703,997
Harbor Bay Community Development District, Series A-1, 3.30%, 05/01/29	600	603,426
Lakewood Ranch Stewardship District, Special Assessment Bonds:
Cresswind Project, 3.60%, 05/01/24	235	238,798
Cresswind Project, 3.80%, 05/01/29	280	291,035
Del Webb Project, 3.65%, 05/01/22(a)	405	409,564
Del Webb Project, 4.30%, 05/01/27(a)	520	551,366
Lake Club Phase 4 project, 3.60%, 05/01/24	430	436,936
Lake Club Phase 4 project, 3.80%, 05/01/29	510	530,109
Lakewood National and Polo Run Projects, 4.00%, 05/01/22	945	959,770
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A, 4.25%, 05/01/24	1,105	1,149,786
Osceola Chain Lakes Community Development District, Special Assessment Bonds, 3.50%, 05/01/30	350	359,604
Sarasota County Health Facilities Authority, RB, Sunnyside Village Project, 5.00%, 05/15/33	600	691,362
Southern Groves Community Development District No. 5, Refunding, Special Assessment Bonds, 3.25%, 05/01/29	300	306,693
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/49(e)(f)	143	90,783
Talavera Community Development District, Special Assessment Bonds:
3.50%, 05/01/25	365	371,836
3.85%, 05/01/30	540	562,696

Security	Par (000)	Value

Florida (continued)
Tolomato Community Development District, Refunding, Special Assessment Bonds, Series A-2, 3.85%, 05/01/29	$180	$186,754

		56,388,055

Georgia — 5.4%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/32	8,315	9,954,884
County of Cobb Kennestone Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 5.00%, 04/01/32	1,250	1,519,388
Main Street Natural Gas, Inc., RB, Series A:
5.50%, 09/15/28	2,500	3,240,675
5.00%, 05/15/33	5,000	6,211,700
5.00%, 05/15/34	5,250	6,493,042
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
5.00%, 01/01/34	700	840,903
5.00%, 01/01/35	1,225	1,455,435
Municipal Electric Authority of Georgia, Refunding RB, Series A:
5.00%, 01/01/34	2,295	2,841,095
5.00%, 01/01/35	925	1,140,294

		33,697,416

Hawaii — 0.8%
State of Hawaii Airports System, Refunding ARB, Series A, 5.25%, 07/01/29	5,000	5,088,600

Illinois — 15.4%
Chicago Board of Education, GO, Refunding:
CAB, Series A, 0.00%, 12/01/25(d)	420	363,514
Series A, 5.00%, 12/01/29	1,110	1,379,397
Series A, 5.00%, 12/01/30	1,325	1,636,746
Series C, 5.00%, 12/01/26	4,730	5,636,504
Chicago Board of Education, GO, Refunding Dedicated Revenues, Series D, 5.00%, 12/01/26	4,185	4,987,055
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.00%, 01/01/32	5,000	5,662,900
5.50%, 01/01/32	1,500	1,672,440
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Series C:
5.25%, 01/01/28	1,350	1,502,685
5.25%, 01/01/29	3,020	3,358,874

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois O’Hare International Airport, RB, Refunding GARB, 5.00%, 01/01/32	$3,745	$4,401,761
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series A, AMT, 5.00%, 01/01/23	13,000	14,414,920
City of Chicago Illinois Transit Authority, RB, 5.25%, 12/01/31	3,700	3,966,659
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	1,000	1,104,520
Illinois Finance Authority, Refunding RB, CHF-Chicago, LLC-University Of Illinois at Chicago:
5.00%, 02/15/28	810	974,738
5.00%, 02/15/29	400	480,948
5.00%, 02/15/30	500	595,175
5.00%, 02/15/31	500	592,480
5.00%, 02/15/32	500	590,670
Madison-Macoupin Etc. Counties Community College District No. 536, GO, Refunding, Lewis & Clark Community College:
5.00%, 05/01/30	475	478,349
5.00%, 05/01/31	500	503,525
5.00%, 05/01/32	500	503,525
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, 5.00%, 12/15/28	1,200	1,453,584
Railsplitter Tobacco Settlement Authority, RB, 5.50%, 06/01/21(b)	3,500	3,711,610
State of Illinois, GO:
5.25%, 02/01/30	5,000	5,622,300
5.00%, 04/01/31	1,000	1,118,070
5.00%, 05/01/31	10,010	11,212,802
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	470	566,599
State of Illinois Finance Authority, Refunding RB, Southern Illinois Healthcare Enterprises, Inc.:
5.00%, 03/01/30	550	669,301
5.00%, 03/01/32	920	1,112,593
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/34	9,140	10,119,625

Security	Par (000)	Value

Illinois (continued)
State of Illinois Toll Highway Authority, Refunding RB, Senior Series A, 5.00%, 12/01/31	$4,220	$5,054,800

		95,448,669

Indiana — 2.5%
City of Whiting Indiana, RB, BP Products North America, Inc. Project, 5.25%, 01/01/21	4,800	4,977,408
Indiana Finance Authority, RB, Wastewater, 1st Lien, Series A, 5.25%, 10/01/31	10,000	10,686,100

		15,663,508

Iowa — 1.0%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 04/01/23	695	729,875
5.25%, 04/01/24	730	766,602
5.25%, 04/01/25	520	546,047
5.25%, 04/01/26	360	378,011
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 09/01/20(b)	2,315	2,369,518
Upper Iowa University Project, 5.00%, 09/01/20(g)	465	475,732
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Series A, 5.00%, 12/01/26	775	931,403

		6,197,188

Kansas — 1.1%
County of Seward Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	3,990	4,405,000
5.00%, 09/01/33	1,005	1,105,610
5.00%, 09/01/33	1,005	1,105,611

		6,616,221

Kentucky — 0.5%
County of Louisville/Jefferson Metropolitan Government, Refunding RB, Catholic Health Initiatives(b):
5.00%, 06/01/22	120	130,884
Series A, 5.00%, 06/01/22	2,750	2,999,425

		3,130,309

Louisiana — 3.0%
Calcasieu Parish Memorial Hospital Service District, Refunding RB, Lake Charles Memorial Hospital Project, 5.00%, 12/01/34	200	244,456

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
City of Bossier City Louisiana Utilities, Refunding RB, 5.00%, 10/01/32	$2,000	$2,322,540
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, BRCC Facilities Corp. Project:
5.00%, 12/01/27	3,445	3,688,596
5.00%, 12/01/28	3,715	3,976,462
New Orleans Aviation Board, RB, Series A, 5.00%, 01/01/33	1,000	1,169,780
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 4.00%, 05/01/34	3,000	3,196,290
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 07/01/28	3,660	4,121,160

		18,719,284

Maine — 0.6%
Finance Authority of Maine, Refunding RB, Series A-1, AMT:
5.00%, 12/01/28	1,000	1,243,870
3.00%, 12/01/29	2,300	2,437,011

		3,680,881

Maryland — 1.7%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds, Harbor Point Project, Senior Lien, Series A(a):
2.95%, 06/01/27	175	177,840
3.05%, 06/01/28	190	193,878
3.15%, 06/01/29	200	205,018
City of Baltimore Maryland, Series B, 3.38%, 06/01/29(a)	285	286,659
City of Rockville Maryland, RB, Ingleside King Farm Project, 3.50%, 11/01/26	1,825	1,831,351
Maryland Economic Development Corp., RB, Transportation Facilities Project, Series A, 5.13%, 06/01/20(g)	555	562,698
Maryland Economic Development Corp., Refunding RB, Transportation Facilities Project, Series A:
5.00%, 06/01/29	1,835	2,336,028
5.00%, 06/01/30	1,015	1,277,682
5.00%, 06/01/31	1,000	1,251,150
5.00%, 06/01/32	1,000	1,244,440

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health System, Series B, 5.00%, 07/01/22(b)	$1,140	$1,249,714

		10,616,458

Massachusetts — 1.7%
Collegiate Charter School of Lowell, RB, 5.00%, 06/15/29	490	547,173
Massachusetts Development Finance Agency, Refunding RB:
Emerson College Issue, Series A, 5.00%, 01/01/31	1,730	2,000,399
Suffolk University, 5.00%, 07/01/29	2,700	3,296,754
Suffolk University, 5.00%, 07/01/30	3,125	3,795,906
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, 5.00%, 07/01/20(b)	1,060	1,077,999

		10,718,231

Michigan — 2.8%
City of Detroit Michigan, GO:
5.00%, 04/01/26	265	301,194
5.00%, 04/01/27	210	242,157
5.00%, 04/01/28	235	274,680
5.00%, 04/01/29	235	273,775
5.00%, 04/01/30	180	213,169
5.00%, 04/01/31	265	306,933
5.00%, 04/01/32	225	260,003
5.00%, 04/01/33	295	340,176
Manistee Area Public Schools, GO, Refunding, (Q-SBLF), 5.00%, 05/01/25	1,000	1,050,460
Michigan Finance Authority, Refunding RB, Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/31	4,000	4,648,320
Michigan State Building Authority, Refunding RB, Facilities Program, Series II-A, 5.00%, 10/15/24	2,500	2,671,625
Michigan Strategic Fund, RB, I -75 Improvement Projects, AMT:
5.00%, 06/30/33	2,415	2,996,001
5.00%, 12/31/33	2,000	2,474,960
Michigan Strategic Fund, Refunding RB, Holland Home Obligated Group:
5.00%, 11/15/29	440	523,609
5.00%, 11/15/34	490	572,521

		17,149,583

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 2.0%
City of Minneapolis Minnesota, RB, YMCA of the Greater Twin Cities Project:
4.00%, 06/01/30	$150	$168,319
4.00%, 06/01/31	50	55,889
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/33	2,370	2,997,055
County of St. Paul Minnesota Housing & Redevelopment Authority, RB, Great River School Project, Series A, 4.75%, 07/01/29(a)	250	271,955
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
5.00%, 02/15/33	1,000	1,230,320
5.00%, 02/15/34	1,185	1,452,988
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program:
Series B, 5.00%, 08/01/36	1,000	1,057,390
Series C, 5.00%, 08/01/27	1,390	1,575,329
Series C, 5.00%, 08/01/28	740	838,072
Series C, 5.00%, 08/01/29	1,555	1,759,856
Series C, 5.00%, 08/01/30	835	944,168

		12,351,341

Missouri — 0.3%
City of St. Louis Missouri IDA, Refunding RB, Ballpark Village Development Project, Series A, 3.88%, 11/15/29	350	386,466
St. Louis County Industrial Development Authority, Refunding RB, Friendship Village St. Louis Obligated Group:
5.00%, 09/01/27	360	415,361
5.00%, 09/01/32	1,015	1,195,680

		1,997,507

Montana — 0.1%
County of Yellowstone Montana School District No. 2 Billings, GO, 5.00%, 06/15/30	500	582,110

Nebraska — 0.7%
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/30	800	947,384

Security	Par (000)	Value

Nebraska (continued)
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/30	$1,000	$1,075,140
5.00%, 01/01/32	2,000	2,148,940

		4,171,464

Nevada — 1.2%
City of Las Vegas NV Special Improvement District No. 814, Special Assessment Bonds, Summerlin Villages 21 & 24A:
3.50%, 06/01/28	160	170,283
3.25%, 06/01/30	350	355,744
City of Reno Nevada, Refunding RB, Series A-1 (AGM), 5.00%, 06/01/31	1,000	1,210,810
County of Clark Nevada Department of Aviation, Refunding RB, 5.00%, 07/01/33	5,000	5,821,600

		7,558,437

New Hampshire — 0.3%
New Hampshire Business Finance Authority, RB, VRDN, Casella Waste Systems, Inc. Project, AMT, 2.95%, 04/01/29(a)(h)	1,000	1,029,510
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project, Series A, AMT, 4.00%, 11/01/27(a)	795	845,657

		1,875,167

New Jersey — 24.0%
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20(g)	698	718,116
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	6,040	6,506,892
New Jersey EDA, RB, Goethals Bridge Replacement Project, Private Activity Bond AMT:
5.50%, 01/01/26	1,500	1,745,970
5.50%, 01/01/27	1,000	1,162,670
New Jersey EDA, Refunding ARB, Port Newark Container Terminal LLC Project, AMT:
5.00%, 10/01/26	2,135	2,583,670
5.00%, 10/01/27	1,680	2,073,036
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	3,000	3,079,740
School Facilities Construction, Series EE, 5.00%, 09/01/23	3,465	3,599,546

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Educational Facilities Authority, RB, Higher Education Facilities Trust Fund, 5.00%, 06/15/28	$10,000	$11,415,300
New Jersey Educational Facilities Authority, Refunding RB, 5.00%, 07/01/30	5,000	5,938,600
New Jersey Higher Education Student Assistance Authority, Refunding RB:
AMT, Series B, 5.00%, 12/01/27	1,000	1,242,990
AMT, Series B, 5.00%, 12/01/28	1,000	1,248,060
Series 1, AMT, 5.50%, 12/01/26	635	673,672
Series 1B, AMT, 2.95%, 12/01/28	375	391,440
Student Loan, Series 1A, 4.75%, 12/01/21	880	880,554
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/32	12,000	14,192,160
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/29	6,000	6,687,240
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,000	2,328,620
Series B, 5.25%, 06/15/26	3,500	3,687,950
Transportation Program, Series AA, 5.25%, 06/15/31	12,000	13,401,480
Transportation Program, Series AA, 5.25%, 06/15/32	2,250	2,625,052
Transportation System, Series A, 5.25%, 06/15/21(b)	3,185	3,372,692
Transportation System, Series B, 5.50%, 06/15/31	11,780	12,429,078
Transportation System, Series C, 5.25%, 06/15/32	10,000	11,550,400
New Jersey Transportation Trust Fund Authority, Refunding RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	1,695	1,973,505
Transportation System Bond, 5.00%, 12/15/33	3,000	3,713,730
Transportation System, Series A, 5.00%, 12/15/33	2,285	2,778,469
Newark Housing Authority Scholarship Foundation A New Jersey Non, RB, Series A:
5.00%, 12/01/23	1,230	1,374,636
5.00%, 12/01/25	1,345	1,521,666

Security	Par (000)	Value

New Jersey (continued)
South Jersey Port Corp., ARB, Sobordinated Marine Terminal, Series B, AMT:
5.00%, 01/01/29	$250	$306,988
5.00%, 01/01/30	200	243,280
5.00%, 01/01/31	350	423,364
5.00%, 01/01/32	425	511,976
State of New Jersey, GO, Various Purposes, 5.00%, 06/01/28	5,000	5,935,550
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/30	850	1,063,528
5.00%, 06/01/32	11,980	14,833,516
Tobacco Settlement Bonds, 5.00%, 06/01/33	220	270,840

		148,485,976

New Mexico — 1.2%
Albuquerque Municipal School District No. 12, GO, Series 2017, 5.00%, 08/01/30	1,250	1,543,913
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/34	170	195,556
County of Albuquerque Bernalillo New Mexico Water Utility Authority, Refunding RB, 4.00%, 07/01/33	2,510	2,850,331
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.00%, 08/01/31	2,500	2,964,875

		7,554,675

New York — 8.2%
Build NYC Resource Corp., RB, Inwood Academy for Leadership Charter School Project, Series A, 4.88%, 05/01/31(a)	450	495,796
Build NYC Resource Corp., Refunding RB, Manhattan College Project, 5.00%, 08/01/35	665	806,771
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A:
4.00%, 06/01/22	800	828,760
4.50%, 06/01/27	1,710	1,912,225
5.00%, 06/01/35	415	465,813
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(b)	5,695	6,492,926

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A:
5.00%, 11/01/24	$5,470	$5,817,947
5.00%, 11/01/30	655	694,988
Metropolitan Transportation Authority, RB(b):
Sub-Series B-1, 5.00%, 11/15/21	2,300	2,468,452
Sub-Series B-4, 5.00%, 11/15/21	1,500	1,609,860
Niagara Area Development Corp., Refunding RB, Covanta Project, Series B, 3.50%, 11/01/24(a)	1,000	1,051,280
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	865	891,547
State of New York Dormitory Authority, RB, Series A:
Fordham University, 5.25%, 07/01/21(b)	900	955,485
Icahn School of Medicine at Mount Sinai, 5.00%, 07/01/32	9,000	10,653,750
New York University Hospitals Center, 5.00%, 07/01/20(b)	1,725	1,754,083
New York University Hospitals Center, 5.13%, 07/01/20(b)	1,670	1,698,991
State of New York Dormitory Authority, Refunding RB:
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	3,060	3,581,822
Orange Regional Medical Center, 5.00%, 12/01/27(a)	900	1,103,553
Orange Regional Medical Center, 5.00%, 12/01/28(a)	1,800	2,204,640
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project(c):
5.00%, 09/01/32	3,000	3,903,630
5.00%, 09/01/33	860	1,106,665

		50,498,984

North Carolina — 0.3%
North Carolina Medical Care Commission, Refunding RB, WakeMed, Series A, 5.00%, 10/01/31	1,500	1,644,390

Ohio — 1.4%
Ohio Air Quality Development Authority, Refunding RB, Ohio Valley Electric Corp., 3.25%, 09/01/29	1,550	1,628,074

Security	Par (000)	Value

Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	$6,000	$6,749,160

		8,377,234

Oklahoma — 1.2%
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/27	1,190	1,421,598
5.00%, 10/01/28	1,265	1,508,462
5.00%, 10/01/29	1,400	1,666,840
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/29	1,200	1,496,640
5.00%, 08/15/33	1,305	1,586,084

		7,679,624

Oregon — 1.4%
County of Klamath Oregon School District, GO:
5.00%, 06/15/30	1,000	1,134,620
5.00%, 06/15/31	1,000	1,133,660
County of Umatilla Oregon School District No. 16R Pendleton, GO, Series A, 5.00%, 06/15/24(b)	2,000	2,348,320
Oregon State Facilities Authority, Refunding RB, Reed College Project, Series A, 5.00%, 07/01/20(b)	1,835	1,865,773
State of Oregon, GO, Series H, 5.00%, 05/01/22(b)	2,000	2,182,080

		8,664,453

Pennsylvania — 6.9%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(a):
5.00%, 05/01/22	1,545	1,610,910
5.00%, 05/01/23	640	677,945
5.00%, 05/01/28	835	986,870
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	2,000	2,480,260
5.00%, 06/01/34	3,750	4,629,225
County of Allegheny Pennsylvania, GO, Refunding, Series C-68, 5.00%, 11/01/25	2,515	2,693,942
County of Allegheny Pennsylvania, GO, Series C-67:
5.00%, 11/01/25	2,700	2,892,105
5.00%, 11/01/26	2,375	2,543,815

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, PA Bridges Finco LP, AMT, 5.00%, 12/31/28	$115	$137,042
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/21(b)	4,000	4,316,840
Pennsylvania Turnpike Commission, Refunding RB:
Second Series, 5.00%, 12/01/30	2,620	3,259,778
Sub-Series B, 5.00%, 06/01/32	5,000	6,123,300
School District of Philadelphia, GOL, Series A:
5.00%, 09/01/30	1,200	1,507,296
5.00%, 09/01/31	1,000	1,250,270
5.00%, 09/01/32	1,200	1,493,340
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series A (AGC), 6.00%, 07/01/20(b)	6,225	6,353,422

		42,956,360

Puerto Rico — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/27(d)	11,551	9,750,661
CAB, Series A-1, 0.00%, 07/01/29(d)	446	356,359
Series A-1, 4.50%, 07/01/34	4,365	4,804,512
Series B-1, 0.00%, 07/01/27(d)	2,521	2,126,917
Series B-1, 0.00%, 07/01/29(d)	4,466	3,607,322

		20,645,771

Rhode Island — 1.7%
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,135,010
Rhode Island Health & Educational Building Corp., RB, City of Newport Issue Financing Program, Series C, 5.00%, 05/15/30	2,305	2,518,351
Rhode Island Health & Educational Building Corp., Refunding RB, 5.00%, 09/01/32	2,000	2,272,540
Rhode Island Student Loan Authority, RB, AMT, Senior Program, Series A:
5.00%, 12/01/27	1,000	1,233,520
5.00%, 12/01/28	1,000	1,253,490
Rhode Island Student Loan Authority, Refunding RB, Senior Series A, AMT:
5.00%, 12/01/24	750	871,440
5.00%, 12/01/25	850	1,010,182

		10,294,533

Security	Par (000)	Value

South Carolina — 2.5%
South Carolina Jobs-Economic Development Authority, Refunding RB, The Woodlands at Furman, 4.00%, 11/15/27	$825	$855,063
South Carolina Public Service Authority, Refunding RB, Series A:
5.00%, 12/01/30	5,500	6,554,460
5.00%, 12/01/31	5,660	6,726,797
5.00%, 12/01/32	200	237,244
5.00%, 12/01/33	800	947,704

		15,321,268

South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 5.00%, 09/01/20(b)	1,000	1,023,700

Tennessee — 1.4%
County of Memphis-Shelby Industrial Development Board, Refunding, Tax Allocation Bonds, Graceland Project, Series A, 4.75%, 07/01/27	205	221,312
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Trevecca Nazarene University Project:
5.00%, 10/01/29	350	420,095
5.00%, 10/01/34	450	543,532
Knox County Health Educational & Housing Facility Board Tennessee, Refunding RB, Eastowne Village Project, 4.00%, 06/01/31(h)	2,715	2,739,408
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/35	4,000	4,792,440

		8,716,787

Texas — 10.2%
City of Grapevine Texas, GO, 5.00%, 02/15/33	5,685	6,343,096
City of Houston Texas, Refunding ARB, Subordinate Lien, Series A, AMT:
5.00%, 07/01/25	1,500	1,581,870
5.00%, 07/01/32	1,010	1,096,789

9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, Refunding ARB, Sub-Series A, AMT:
5.00%, 07/01/31	$1,430	$1,798,053
5.00%, 07/01/32	1,515	1,897,053
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/33	8,485	10,694,239
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	8,290	8,782,094
Dallas-Fort Worth International Airport, Refunding RB, AMT(b):
Series E, 5.00%, 11/01/20	2,185	2,247,251
Series E, 5.00%, 11/01/20	4,960	5,101,658
Series F, 5.00%, 11/01/20	6,345	6,526,213
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	1,000	1,088,960
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(a)	1,475	1,597,484
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A(a):
3.63%, 08/15/22	100	101,113
4.25%, 08/15/27	160	162,638
Red River Education Financing Corp., RB, 5.00%, 03/15/23(b)	1,340	1,506,160
San Jacinto River Authority, RB, Special Project (AGM), 5.25%, 10/01/25	2,910	2,918,934
Socorro Independent School District, GO, Refunding(PSF-GTD):
5.00%, 08/15/20(b)	2,410	2,462,056
5.00%, 08/15/32	90	91,913
Via Metropolitan Transit Authority, Refunding RB:
5.25%, 08/01/28	1,585	1,810,324
5.25%, 08/01/29	1,720	1,963,070
5.25%, 08/01/33	3,000	3,409,440

		63,180,408

U.S. Virgin Islands — 0.8%
Virgin Islands Public Finance Authority, Refunding RB, Series A (AGM), 5.25%, 10/01/24	4,300	4,703,297

Utah — 1.0%
Salt Lake City Corp. Airport Revenue, ARB, AMT, Series A, 5.00%, 07/01/33	3,500	4,353,160
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 3.63%, 06/15/29(a)	480	492,091

Security	Par (000)	Value

Utah (continued)
Utah Charter School Finance Authority, Refunding RB, Freedom Academy Foundation Project, 4.50%, 06/15/27(a)	$1,500	$1,585,155

		6,430,406

Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/30	5,565	6,252,500

Washington — 0.4%
Washington State Housing Finance Commission, Refunding RB, Horizon House Project(a):
5.00%, 01/01/28	750	885,750
5.00%, 01/01/27	1,560	1,854,731

		2,740,481

West Virginia — 0.3%
West Virginia University, RB, West Virginia University Project, Series B, 5.00%, 10/01/30	1,500	1,598,835

Wisconsin — 1.4%
Public Finance Authority, RB, Piedmont Community Charter School, 5.00%, 06/15/34	430	519,560
Public Finance Authority, Refunding RB:
AMT, National Gypsum Co., 5.25%, 04/01/30	2,410	2,658,447
Penick Village Obligation Group, 4.00%, 09/01/29(a)	155	163,286
Wisconsin Airport Facilities, Senior Obligated Group, Series B, AMT, 5.25%, 07/01/28	4,765	5,178,888

		8,520,181

Total Municipal Bonds — 137.0% (Cost — $783,924,797)		849,018,694

Municipal Bonds Transferred to Tender Option Bond Trusts(i) — 25.4%

California — 4.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Subordinate, 4.00%, 04/01/31(j)	8,080	9,537,309
State of California, GO, Refunding Water Utility Authority, 5.00%, 10/01/35	12,500	15,256,374

		24,793,683

10

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa — 1.3%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series C, 4.13%, 02/15/35	$7,500	$8,203,950

Massachusetts — 3.3%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System:
5.00%, 07/01/32	7,500	9,446,775
Series L, 5.00%, 07/01/21(b)	5,225	5,529,668
Series L, 5.00%, 07/01/21(b)	4,950	5,238,633

		20,215,076

Minnesota — 1.7%
State of Minnesota, GO, State Various Purposes, Series A, 4.00%, 08/01/20(b)	10,525	10,685,923

New Jersey — 1.5%
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F, AMT, Series BB:
3.65%, 04/01/28	4,780	5,298,393
3.70%, 10/01/28	3,705	4,105,926

		9,404,319

New York — 9.2%
City of New York, GO:
Sub-Series 1-I, 5.00%, 03/01/32	7,009	8,117,074
Refunding Series E, 5.00%, 08/01/27	722	723,041
Refunding Series E, 5.00%, 08/01/27	1,766	1,771,403
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured Subordinate Bonds, SubSeries B-1, 5.00%, 08/01/36	9,444	11,547,589
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	4,980	5,756,980

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/32	$4,009	$4,566,502
Consolidated, Series 169th, 5.00%, 10/15/26	5,530	5,896,473
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	5,010	5,937,351
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/36(j)	5,505	6,737,570
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 03/15/32	5,501	6,179,131

		57,233,114

Texas — 1.4%
Pflugerville Independent School District, GO, (PSF-GTD), 5.00%, 02/15/24(b)	7,500	8,697,975

Washington — 3.0%
Port of Seattle Washington, ARB, AMT, Series A, 5.00%, 05/01/34	15,000	18,403,200

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.4% (Cost — $145,623,979)		157,637,240

Total Long-Term Investments — 162.4% (Cost — $929,548,776)		1,006,655,934

	Shares

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.81%(k)(l)	779,807	779,963

Total Short-Term Securities — 0.1% (Cost — $779,963)		779,963

Total Investments — 162.5% (Cost — $930,328,739)		1,007,435,897

Liabilities in Excess of Other Assets — (1.6)%		(10,241,467)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.6)%		(90,307,817)

VMTP Shares, at Liquidation Value— (46.3)%		(287,100,000)

Net Assets Applicable to Common Shares — 100.0%		$619,786,613

11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024 to April 1, 2025, is $10,032,537.

(k)	Annualized 7-day yield as of period end.
(l)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,435,688	(2,655,881)	779,807	$779,963	$20,020	$1,177	$343

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bonds

S/F	Single-Family

VRDN	Variable Rate Demand Notes

12

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	196	03/20/20	$25,805	$(434,560)
Long U.S. Treasury Bond	50	03/20/20	8,177	(227,977)
5-Year U.S. Treasury Note	130	03/31/20	15,642	(165,079)

				$(827,616)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,006,655,934	$—	$1,006,655,934
Short-Term Securities	779,963	—	—	779,963

	$779,963	$1,006,655,934	$—	$1,007,435,897

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(827,616)	$—	$—	$(827,616)

13

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fair Value Hierarchy as of Period End (continued)

(a)	See above Schedule of Investments for values in each sector or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(89,945,076)	$—	$(89,945,076)
VMTP Shares at Liquidation Value	—	(287,100,000)	—	(287,100,000)

	$—	$(377,045,076)	$—	$(377,045,076)

14